I-VIUTI-STAT SUP-1 120513
Statutory Prospectuses Supplement dated December 5, 2013
The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Series I and Series II shares of the Fund listed below:
Invesco V.I. Utilities Fund
     On December 4, 2013, the Board of Trustees (the “Board”) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”) approved the transition of the Invesco V.I. Utilities Fund (the “Fund”) to a managed volatility fund. In connection with this transition, the Board approved the elimination of one of the Fund’s fundamental investment restrictions to concentrate its investments in utilities-related issuers, which is subject to the approval of the Fund’s shareholders at a special meeting to be held on or about March 26, 2014 (the “Special Meeting”). Shareholders of record as of the close of business on January 6, 2014 are entitled to notice of, and to vote, at the Special Meeting or any adjournment thereof.
     If the proposal is approved by the Fund’s shareholders at the Special Meeting, the following fundamental investment restriction of the Fund (the “Fundamental Restriction”) will be removed:
“Invesco V.I. Utilities Fund will concentrate (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) its investments in the securities of issuers engaged primarily in utilities-related industries.”
     Currently, the Fund must invest at least 80% of its net assets (plus any borrowings for investment purposes) in securities of issuers engaged in utilities-related industries. If the removal of the Fundamental Restriction is approved by shareholders, the Fund’s investment adviser, Invesco Advisers, Inc. (the “Adviser”), will transition the Fund to a managed volatility fund. The Adviser believes, and the Board considered, that the proposed new investment strategy would greatly expand the pool of potential investments for the Fund by permitting the Fund to focus on investments outside of the utilities sector. Under the new investment strategy, the Fund will invest primarily in equity and fixed income securities as well as derivatives and other instruments that have economic characteristics similar to such securities that will produce income and decrease the volatility level of the Fund’s annual returns. The Fund may sell futures to target a maximum annual volatility level for the Fund’s annual returns. Volatility is a statistical measure of the magnitude of changes in the Fund’s returns without regard to the direction of those changes and is not a measure of investment performance.
     In connection with this transition, the Board approved several additional changes to the Fund. If shareholders approve the removal of the Fundamental Restriction, the Fund will be renamed “Invesco V.I. Managed Volatility Fund” and its investment objective, investment strategies, non-fundamental restrictions, portfolio managers, and benchmarks, consistent with its new name, will change. If the removal of the Fundamental Policy is not approved by shareholders at the Special Meeting, the Fund’s name will not change and the current investment objective, restrictions, and strategies will remain in effect, and the Board will consider other appropriate actions for the Fund.
I-VIUTI-STAT SUP-1 120513

AVIF- SUP-2 120513
Statement of Additional Information Supplement dated December 5, 2013
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Series I and Series II shares of the Funds listed below:

Invesco V.I. Balanced-Risk Allocation Fund	Invesco V.I. International Growth Fund
Invesco V.I. Core Equity Fund	Invesco V.I. Mid Cap Core Equity Fund
Invesco V.I. Diversified Income Fund	Invesco V.I. Money Market Fund
Invesco V.I. Global Health Care Fund	Invesco V.I. Small Cap Equity Fund
Invesco V.I. Global Real Estate Fund	Invesco V.I. Technology Fund
Invesco V.I. Government Securities Fund	Invesco V.I. Utilities Fund
Invesco V.I. High Yield Fund	Invesco V.I. Value Opportunities Fund
     On December 4, 2013, the Board of Trustees (the “Board”) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”) approved the transition of the Invesco V.I. Utilities Fund (the “Fund”) to a managed volatility fund. In connection with this transition, the Board approved the elimination of one of the Fund’s fundamental investment restrictions to concentrate its investments in utilities-related issuers, which is subject to the approval of the Fund’s shareholders at a special meeting to be held on or about March 26, 2014 (the “Special Meeting”). Shareholders of record as of the close of business on January 6, 2014 are entitled to notice of, and to vote, at the Special Meeting or any adjournment thereof.
     If the proposal is approved by the Fund’s shareholders at the Special Meeting, the following fundamental investment restriction of the Fund (the “Fundamental Restriction”) will be removed:
“Invesco V.I. Utilities Fund will concentrate (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) its investments in the securities of issuers engaged primarily in utilities-related industries.”
     Currently, the Fund must invest at least 80% of its net assets (plus any borrowings for investment purposes) in securities of issuers engaged in utilities-related industries. If the removal of the Fundamental Restriction is approved by shareholders, the Fund’s investment adviser, Invesco Advisers, Inc. (the “Adviser”), will transition the Fund to a managed volatility fund. The Adviser believes, and the Board considered, that the proposed new investment strategy would greatly expand the pool of potential investments for the Fund by permitting the Fund to focus on investments outside of the utilities sector. Under the new investment strategy, the Fund will invest primarily in equity and fixed income securities as well as derivatives and other instruments that have economic characteristics similar to such securities that will produce income and decrease the volatility level of the Fund’s annual returns. The Fund may sell futures to target a maximum annual volatility level for the Fund’s annual returns. Volatility is a statistical measure of the magnitude of changes in the Fund’s returns without regard to the direction of those changes and is not a measure of investment performance.
     In connection with this transition, the Board approved several additional changes to the Fund. If shareholders approve the removal of the Fundamental Restriction, the Fund will be renamed “Invesco V.I. Managed Volatility Fund” and its investment objective, investment strategies, non-fundamental restrictions, portfolio managers, and benchmarks, consistent with its new name, will change. If the removal of the Fundamental Policy is not approved by shareholders at the Special Meeting, the Fund’s name will not change and the current investment objective, restrictions, and strategies will remain in effect, and the Board will consider other appropriate actions for the Fund.
AVIF- SUP-2 120513